Property and Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Capital lease obligations	$ 9.2	$ 26.1	$ 16.9
Depreciation and amortization	669.5	626.3	614.6
Property Plant and Equipment and Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 139.1	$ 130.1	$ 119.0